Document and Entity Information	12 Months Ended
Dec. 31, 2013
Entity Registrant Name	Jones Energy, Inc.
Entity Central Index Key	0001573166
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31